Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Inventories [Abstract]
Finished goods	$ 191	$ 621	$ 2,042
Supplies	2,531	2,467	2,071
Oil and byproducts	5,842	4,576	4,111
Inventories	$ 8,564	$ 7,664	$ 8,224